[Jefferson Pilot Letterhead]      Shari J. Lease
                                                     Vice President & Counsel

                                                     Jefferson Pilot Financial
                                                     One Granite Place
                                                     Concord, NH 03301

                                                     business  (603) 226-5105
                                                               (800) 258-3648
                                                     facsimile (603) 226-5448

August 7, 2000

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

         RE:      JPF Variable Annuity Separate Account
                  File No. 333-95155

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

         (1) the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-4; and

         (2) the text of the most recent Post-Effective Amendment was electronically filed on August 1, 2000.

Please let me know if you have any questions concerning this matter.

Sincerely,

/s/ Shari J. Lease

Shari J. Lease